Events after the balance-sheet date	12 Months Ended
Dec. 31, 2025
Events after the balance-sheet date
Events after the balance-sheet date

35.Events after the balance-sheet date

On February 20, 2026, the Company issued 635,943 shares to settle the first amortization payment amount (including any accrued interest thereon) for a total amount of EUR 2,158,899.75 under the convertible bonds issued on December 18, 2025.

The Company confirms that despite the recent conflict between Israel and Iran, operations are continuing with no major impact and the assets are currently safeguarded. The Company is not suffering impact of this conflict.